Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements of the Company

The consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
ICZOOM	June 18, 2015	Cayman Islands	Parent, 100%	Investment holding
ICZOOM HK	May 22, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Ehub	September 13, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Hjet HK	August 6, 2013	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Components Zone HK	May 19, 2020	Hong Kong	100%	Investment holding
ICZOOM WFOE	September 17, 2020	PRC	100%	WFOE, Consultancy
Hjet Shuntong	November 8, 2013	PRC	100%	Investment holding
Hjet Supply Chain	July 3, 2006	PRC	100%	Order fulfilment
ICZOOM Shenzhen	July 20, 2015	PRC	100%	Sales of electronic components through B2B e-commerce platform
Hjet Logistics	May 31, 2013	PRC	100%	Logistics and product shipping